Gain on Divestment of An Equity Investee - Schedule of gain on divestment of an equity investee (Details) $ in Thousands, ¥ in Billions			12 Months Ended
	Apr. 25, 2025 USD ($)	Apr. 25, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Gain on Divestment of an Equity Investee
Gain on divestment of an equity investee			$ 476,896
SHPL
Gain on Divestment of an Equity Investee
Proceeds received from divestment	$ 608,500	¥ 4.5	608,503
Less: Provision for profit guarantee			(71,879)
Interest accretion on provision for profit guarantee			(4,495)
Carrying amount of 45% equity interest in SHPL			$ (48,680)
Divestment of ownership (as a percent)	45.00%	45.00%	45.00%
Accumulated other comprehensive loss and reserves			$ (2,733)
Transaction costs and others			(3,820)
Gain on divestment of an equity investee			476,896
Less: Tax expenses			(61,133)
Gain on divestment of an equity investee, net of tax			$ 415,763